Significant event – Gulf of Mexico oil spill - Narrative (Details) $ in Millions		12 Months Ended			105 Months Ended
		Dec. 31, 2018 USD ($) state	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation		$ 16,723	$ 7,180	$ (2,295)
Production and manufacturing expenses	[1]	23,005	24,229	29,077
Finance costs	[1]	2,528	2,074	1,675
Tax charge related to US Federal Corporate tax rate changes		121	859
Cash outflow in operating activities		(22,873)	(18,931)	(10,691)
Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation		(1,193)	(3,180)	(7,134)	$ (66,958)
Production and manufacturing expenses		714	2,687	6,640
Finance costs		$ 479	493	494	1,944
Number of gulf coast states approved by the federal district court included in the agreements (state) | state		5
Impact on net cash provided by operating activities on a pre-tax basis		$ 3,531	5,336	7,105
Cash outflow in operating activities		3,218	$ 5,167	$ 6,892
Gulf of Mexico Oil Spill | Natural Resource Damages
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		5,485			5,485
Gulf of Mexico Oil Spill | State Claims
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		2,897			2,897
Gulf of Mexico Oil Spill | Clean Water Act Penalties
Disclosure Of Condensed Financial Statements [Line Items]
Other payables		$ 4,010			$ 4,010

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.